FORUM FUNDS
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101
207-347-2000

May 30, 2017

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Forum Funds (the "Trust" or "Registrant") File Nos. 002-67052/811-03023 Post-Effective Amendment ("PEA") No. 575

Dear Sir or Madam:

Pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Registrant, is Post-Effective Amendment No. 575 to the Registrant's currently effective registration statement on Form N-1A relating to Absolute Capital Opportunities Fund and Absolute Strategies Fund (together, the "Funds"). This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The primary purposes of this filing are to make clarifying changes to the investment strategies and risks of the Funds and to incorporate supplements and make other non-material changes to the Funds' prospectuses and statements of additional information.

Please note the subadviser historic related performance disclosure for Kovitz Investment Group Partners, LLC in the Absolute Capital Opportunities Fund Prospectus will be updated in the upcoming 485(b) filing.

The Registrant has elected that this filing be automatically effective on July 29, 2017, pursuant to Rule 485(a)(1) under the 1933 Act. If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2076 or by email at zac.tackett@atlanticfundservices.com.

Sincerely,

/s/ Zachary R. Tackett

Zachary R. Tackett

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